Lease (Tables)	6 Months Ended
Jun. 30, 2025
Lease [Abstract]
Schedule of Lease Payments	The discount rates reflect the estimated incremental borrowing rate, which includes an assessment of the credit rating to determine the rate that the Group would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.
	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Lease cost
Operating lease cost	$-	$45,167
Short-term lease cost	-	2,062
Total lease cost	$-	$47,229
Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$39,415	$80,015
Weighted-average remaining lease term – operating leases	0.7 years	1.7 years
Weighted-average discount rate – operating leases	8.0%	8.0%

Schedule of Maturity Analysis of Operating Leases Liabilities

The maturity analysis of operating leases liabilities as of June 30, 2025 is as follows:

June 30, 2025
(Unaudited)
Remaining periods ending December 31,
2025	56,068
2026	24,573
Total future undiscounted cash flow	80,641
Less: Discount on operating lease liabilities	(3,649)
Present value of operating lease liabilities	76,992